OPPENHEIMER U.S. GOVERNMENT TRUST
                    Supplement dated November 11, 1998 to the
                          Prospectus dated May 18, 1998

The Prospectus is changed as follows:

1.       This supplement replaces all prior supplements.

2. The fourth sentence of the paragraph titled "Who Manages the Fund" on page 6 is revised to read as follows:

         The Fund is managed by John S. Kowalik, Jerry A. Webman, Leslie Falconio and Gina Palmieri, who are employed by the Manager and are primarily responsible for the selection of the Fund's securities.

3. The paragraph titled "Portfolio Manager" on page 20 is replaced in its entirety with the following:

     |X| Portfolio Managers. The Fund is managed by John S. Kowalik, Jerry A. Webman, Leslie Falconio and Gina Palmieri. Mr. Kowalik, who became the lead portfolio manager of the Fund on October 27, 1998, is a Vice President of the Fund and a Senior Vice President of the Manager. Prior to joining the Manager in July 1998, he was Managing Director and senior portfolio manager at Prudential
Investments Global Fixed Income Group (1989 - 1998). Mr. Webman is a Vice President of the Fund and a Senior Vice President of the Manager and has been a portfolio manager of the Fund since July 15, 1997. Before joining the Manager in February 1996, Mr. Webman was an officer and portfolio manager with Prudential Mutual Fund - Investment Management, Inc.

         Ms. Falconio and Ms. Palmieri are Assistant Vice Presidents of the Manager and have been associate portfolio managers of the Fund since December 1996. Prior to joining the manager in December 1995, Ms. Falconio was a co-manager of the short and intermediate government funds at Prudential Funds (May 1995 - November 1995) and a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - April 1995). Before joining the Manager in March 1994, Ms. Palmieri was a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - February 1994).
Each portfolio manager holds similar positions with other Oppenheimer funds.

4. The fourth subparagraph under the paragraph titled "Class A Contingent Deferred Sales Charge" on page 30 is revised to read as follows:

     |_| Purchases by a retirement plan qualified under section 401(a) or 401(k) if the retirement plan has total plan assets of $500,000 or more.


November 11, 1998                                                    PS0220.014

                        OPPENHEIMER U.S. GOVERNMENT TRUST
                    Supplement dated November 11, 1998 to the
             Statement of Additional Information dated May 18, 1998

The Statement of Additional Information is amended as follows:

1.       This supplement replaces all prior supplement.

2. The following biographical information is added in the subsection titled "Trustees and Officers of the Fund" on page 16, directly above the biographical information for Jerry A. Webman:

         John S. Kowalik, Vice President and Portfolio Manager; Age 41
         Two World Trade Center, New York 10048
         Senior Vice President of the Manager (since July 1998); an officer of other Oppenheimer funds; formerly Managing Director and senior portfolio manager at Prudential Investments Global Fixed Income Group (1989 - 1998).

3.  The  following   biographical   information  is  added  directly  below  the
biographical information for Jerry A. Webman.

         Leslie Falconio, Associate Portfolio Manager; Age 33
         Two World Trade Center, New York 10048
         Assistant Vice President of the Manager (since November 1996); an analyst with the Manager since December 1995; formerly a co-manager of the short and intermediate government funds at Prudential Funds (May 1995 - November 1995) and a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - April 1995).

         Gina Palmieri, Associate Portfolio Manager; Age 38
         Two World Trade Center, New York 10048
         Assistant Vice President of the Manager (since November 1996); an analyst with the Manager since March 1994; formerly a member of the portfolio management team for mortgage-backed securities at MetLife Investments (1992 - February 1994).

4. The second paragraph of the section titled "The Manager and Its Affiliates" on page 19, is replaced in its entirety with the following:

         The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio.







November 11, 1998                                                    PX0220.008